Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2014 CNY (¥)
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	¥ 789,019,434	$ 111,207,813	¥ 780,512,580
Less: accumulated depreciation	(205,542,536)	(28,970,054)	(178,864,241)
Less: asset impairment	(110,128,892)	(15,522,043)	(29,891,896)	¥ (29,900,000)
Property and equipment, net	473,348,006	66,715,716	571,756,443
Construction in Progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	255,113,837	35,956,848	309,948,621
Plant and Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	217,248,236	30,619,906	178,756,490
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	255,507,522	36,012,336	237,637,928
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	10,335,481	1,456,727	11,117,440
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	3,081,506	434,321	3,031,087
Office Equipment and Furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	42,870,071	6,042,294	34,423,995
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	¥ 4,862,781	$ 685,381	¥ 5,597,019